Schedule of activities of subsidiaries (Details)	3 Months Ended
Mar. 31, 2026
Innovation Nutaq Inc. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Innovation Nutaq Inc.
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	CAD
Principal Activity Of Subsidiary	Wireless solutions
NuRAN Wireless (Africa) Holding [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	NuRAN Wireless (Africa) Holding
Country of incorporation	Mauritius
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	USD
Principal Activity Of Subsidiary	Holding company
NuRAN Wireless DRC SA [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	NuRAN Wireless DRC SA
Country of incorporation	DRC
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	USD
Principal Activity Of Subsidiary	Wireless solutions
NuRAN Wireless Cameroon Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	NuRAN Wireless Cameroon Ltd
Country of incorporation	Cameroon
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	XAF
Principal Activity Of Subsidiary	Wireless solutions
NuRAN Wireless Benin S.A.R.L.U [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	NuRAN Wireless Benin S.A.R.L.U
Country of incorporation	Benin
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	XOF
Principal Activity Of Subsidiary	Wireless solutions
NuRAN Wireless Madagascar S.A.R.L.U [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	NuRAN Wireless Madagascar S.A.R.L.U
Country of incorporation	Madagascar
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	MGA
Principal Activity Of Subsidiary	Wireless solutions
NuRAN Wireless Cote dâ€™Ivoire S.A.R.L.U [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	NuRAN Wireless Cote d’Ivoire S.A.R.L.U
Country of incorporation	Ivory Coast
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	XOF
Principal Activity Of Subsidiary	Wireless solutions
Advance Factoring Inc. (2025) [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Advance Factoring Inc. (2025)
Country of incorporation	Canada
Proportion of ownership interest in subsidiary	100.00%
Functional Currency Of Subsidiary	CAD
Principal Activity Of Subsidiary	Factoring